NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NATURE AND CONTINUANCE OF OPERATIONS
Net Loss	$ (104,366)	$ (36,149)
Cash and cash equivalents	54,734	16,142
Working capital (deficiency)	(46,059)	(21,365)
Deficit	(837,236)	(732,870)
Net cash proceeds	12,259
Derivative on convertible notes	$ 100,446	$ 38,055